PEAR TREE FUNDS

Supplement

to

Prospectus Dated May 1, 2020

PEAR TREE POLARIS SMALL CAP FUND

Ordinary Shares (Ticker Symbol: USBNX)

Institutional Shares (Ticker Symbol: QBNAX)

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)

Institutional Shares (Ticker Symbol: QGIAX)

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

Ordinary Shares (Ticker Symbol: QFFOX)

Institutional Shares (Ticker Symbol: QEMAX)

R6 Shares: (QFFRX)

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)

Institutional Shares (Ticker Symbol: QFVIX)

R6 Shares: (QFVRX)

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Ordinary Shares (Ticker Symbol: QUSOX)

Institutional Shares (Ticker Symbol: QUSIX)

R6 Shares: (QUSRX)

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: QISOX)

Institutional Shares (Ticker Symbol: QISIX)

R6 Shares: (QISRX)

Supplement dated May 1, 2020 to the current Prospectus of Pear Tree Funds, as may be supplemented from time to time (the “Prospectus”), and to the current Statement of Additional Information of Pear Tree Funds, as may be supplemented from time to time (the “Statement of Additional Information”).

1.	Effective May 1, 2020, UMB Fund Services, LLC will serve as a fund administrator to each Pear Tree Fund replacing State Street Bank and Trust Company (“State Street”). References to State Street in its capacity as fund administrator in the Prospectus and Statement of Additional Information for all periods after May 1, 2020 are changed to UMB Fund Services, LLC.

2.	Effective May 15, 2020, UMB Bank, n.a. will serve as the custodian of each Pear Tree Fund’s assets replacing State Street. References to State Street in its capacity as custodian of Pear Tree Fund assets in the Prospectus and Statement of Additional Information for all periods after May 15, 2020 are changed to UMB Bank, n.a..

*     *     *

The rest of the Prospectus and Statement of Additional Information remains unchanged.

*     *     *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2